TRADE RECEIVABLES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Trade receivables		$ 7,309	$ 8,557
Minimum
Trade receivables
Terms of billed accounts receivable		30 days
Maximum
Trade receivables
Terms of billed accounts receivable		60 days
Gross carrying amount
Trade receivables
Accounts receivable	[1]	$ 7,169	8,419
Other		140	138
Allowance for doubtful accounts
Trade receivables
Trade receivables		$ 0	$ 0

[1]	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2024 and 2023, there were no material billed receivables that were past due.